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[REEDSMITH LETTERHEAD]

                                                                  Reed Smith LLP
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                                                               www.reedsmith.com

W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

January 15, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Post Effective Amendment No. 9
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File Nos. 333-176374/811-03365
       (Series VA (offered on and after October 7, 2011))

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company) and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 9 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act primarily to revise the disclosure format for the guaranteed minimum income benefit riders and enhanced death benefit riders offered under the contracts and to reintroduce a guaranteed withdrawal benefit rider under the contracts. These and other changes will be described in greater detail in supplemental correspondence to be provided in the near future to the Commission Staff.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
----------------------
W. Thomas Conner

Attachment
cc:     Michele H. Abate, Esq.
        John M. Richards, Esq.

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